Benefits offered to team members (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Short-term benefits	R$ 574,036	R$ 539,566	R$ 436,021
Health care benefits member
IfrsStatementLineItems [Line Items]
Short-term benefits	243,620	235,681	197,683
Private pension benefits member
IfrsStatementLineItems [Line Items]
Short-term benefits	127,954	136,851	94,302
Transport benefits member
IfrsStatementLineItems [Line Items]
Short-term benefits	86,217	77,201	66,752
Feeding benefits member
IfrsStatementLineItems [Line Items]
Short-term benefits	62,786	51,240	38,400
Life insurance benefits member
IfrsStatementLineItems [Line Items]
Short-term benefits	10,400	10,324	9,875
Training benefits member
IfrsStatementLineItems [Line Items]
Short-term benefits	27,032	15,723	14,892
Other benefits member
IfrsStatementLineItems [Line Items]
Short-term benefits	R$ 16,027	R$ 12,546	R$ 14,117